Summary of Stock-based Compensation Expense Related to Stock Options (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense	$ 861	$ 1,431
Research And Development
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense	184	218
General And Administrative
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense	$ 677	$ 1,213